SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Construction In Progress
U.S. federal statutory rate applies to pretax income (loss)					$ (1,770,915)	$ (1,452,905)
Different tax rate of subsidiary					(106,634)	(87,360)
State taxes, net of federal benefit
Permanent differences					117,039	281,730
Benefit of federal operating loss carryforwards
Cumulative adjustment to deferred taxes					1,643,216	(512,847)
Change in state tax rates and other
Change in valuation allowance					(117,294)	(1,771,382)
Total